Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 598,000	$ 13,903,000	$ 3,546,000	$ 1,280,000	$ 19,327,000
GHANA
Total	598,000	13,903,000	3,546,000	1,280,000	19,327,000
GHANA | Abore Community
Total				1,116,000	1,116,000
GHANA | Environmental Protection Agency
Total			223,000		223,000
GHANA | Ghana Revenue Authority
Total	$ 598,000	2,627,000			3,225,000
GHANA | Manso Nkran Community
Total				$ 164,000	164,000
GHANA | Minerals Commission
Total			3,178,000		3,178,000
GHANA | Minerals Income Investment Fund
Total		11,051,000			11,051,000
GHANA | Ministry of Lands and Natural Resources Department Administrator of Stool Lands
Total			$ 145,000		145,000
GHANA | Register General Department
Total		$ 225,000			$ 225,000